Digital Currencies and Derivative Asset (Tables)	9 Months Ended
Dec. 31, 2025
Digital Currencies [Abstract]
Schedule of holdings of digital currencies [Table Text Block]
	December 31, 2025	March 31, 2025
Bitcoin	$41,914	$180,741
Other currencies	187	405
Total	$42,101	$181,146

Schedule of continuity of digital currencies [Table Text Block]
	Three month ended December 31, 2025		Three month ended December 31, 2024
Bitcoin	Amount	Number of coins	Amount	Number of coins
Digital currencies, September 30	$23,832	210	$164,860	2,604
Digital currency mined (non-cash consideration)	88,222	884	26,652	322
Digital currency sold	(64,683)	(613)	(7,672)	(121)
Revaluation adjustment	(5,457)	-	76,595	-
Digital currencies, December 31	$41,914	481	$260,435	2,805

	Nine month ended December 31, 2025		Nine month ended December 31, 2024
Bitcoin	Amount	Number of coins	Amount	Number of coins
Digital currencies, March 31	$180,741	2,201	$161,258	2,287
Digital currency mined (non-cash consideration)	211,079	2,009	77,022	1,111
Digital currency purchased	18,330	172	-	-
Digital currency sold	(183,051)	(1,822)	(38,686)	(593)
Deposit on equipment (i)	(185,911)	(2,079)	-	-
Revaluation adjustment	726	-	60,841	-
Digital currencies, December 31	$41,914	481	$260,435	2,805

Schedule of measurement inputs and valuation techniques [Table Text Block]
	March 7, 2025	April 3, 2025	May 21, 2025	May 26, 2025	July 18, 2025	August 9, 2025

Spot price	$87	$83	$110	$109	$118	$117
Strike price	$88	$87	$105	$110	$120	$117
Risk-free interest rate	4.25% - 4.29%	3.98% - 4.30%	3.98%	3.98%	4.09%	3.95%
Expected life (years)	0.25 - 0.5	0.26 - 0.80	0.77	0.77	0.76	0.76
Annualized volatility	54.15% - 56.59%	50.26% - 51.94%	50.41%	50.87%	44.27%	44.08%
Number of Bitcoin	172	1,321	199	45	312	201
	December 31, 2025	March 31, 2025
Spot price	$88	$83
Strike price	$87 - 120	$88
Risk-free interest rate	3.60% - 3.62%	4.21% - 4.29%
Expected life (years)	0.14 - 0.36	0.18 - 0.43
Annualized volatility	41.26% - 43.60%	49.95% - 52.18%
Number of Bitcoin pledged	1,619	172